Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Held To Maturity Securities [Line Items]
Interest income	$ 102,568	$ 1,930	$ 1,996
Keyvac
Schedule Of Held To Maturity Securities [Line Items]
Equity interest percentage	32.60%
Short-term Investments
Schedule Of Held To Maturity Securities [Line Items]
Interest income	$ 51,034	$ 1,154	$ 797
Long-term Investments
Schedule Of Held To Maturity Securities [Line Items]
Interest income	$ 14,143